Transition to IFRS 9 and IFRS 15 - IFRS 9: Financial Instruments - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018
Financial liabilities at fair value through profit and loss
IFRS 9 Reclassification Category [Line Items]
Financial liability previously designated at amortised cost reclassified to FVTPL, Initial application of IFRS 9	£ 570
Increase in financial liability on basis of measurement category, initial application of IFRS 9	32
Cash flow hedges reserve | Cost of hedging
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9	(10)
Retained earnings | Financial assets at fair value through profit or loss and through other comprehensive income
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9		£ 8
Retained earnings | Financial liabilities at fair value through profit and loss
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9	(40)
Retained earnings | Cost of hedging
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9	(67)
Own credit reserve | Other equity reserves | Financial liabilities at fair value through profit and loss
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9	£ 7